Summary Of Significant Accounting Policies	5 Months Ended	12 Months Ended
	Jun. 09, 2009	Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 3.  Summary of Significant Accounting Policies

Recently Adopted Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") and the Hierarchy of Generally Accepted Accounting Principles was completed. The ASC is the single source of authoritative U.S. GAAP, other than guidance put forth by the Securities and Exchange Commission. All other accounting literature not included in the codification is considered non-authoritative. The Company adopted this standard which did not have a material impact on the Company's consolidated financial statements.

In June 2009, the FASB issued an amendment to the accounting guidance that requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. Additionally, it requires enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise's involvement in variable interest entities. This amendment is effective for the Company on January 1, 2010. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In May 2009, the FASB issued an amendment to the accounting guidance that requires entities to disclose the date through which subsequent events have been evaluated, as well as whether that date is the date the financial statements were issued or the date the financial statements were available to be issued. These requirements are disclosed in Note 23, Subsequent Events.

Estimates

The preparation of the Company's consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, long-lived asset and indefinite-lived intangible asset impairment analyses, recoverability of investments in equipment on operating leases, warranty obligations, product liability accruals, sales incentive obligations, restructuring accruals, valuation of derivative instruments, assets and obligations related to income taxes, employee benefits, the useful lives of property and equipment and the analysis of going concern. Actual results could differ from those estimates. Future changes in economic conditions may have a significant effect on such estimates made by management. Management believes the following significant accounting policies, among others, affect its more significant judgments and estimates used in the preparation of the consolidated financial statements.

Revenue Recognition

Revenue for sales of vehicles and service parts is recognized when persuasive evidence of an arrangement exists, the risks and rewards of ownership have transferred to the customer, delivery has occurred or services have been rendered, the price of the transaction is fixed and determinable and collectability is reasonably assured. For vehicles, this is generally when the vehicle is released to the carrier responsible for transporting vehicles to dealers. Revenues are recognized net of discounts, cash sales incentives, customer bonuses and rebates granted. Shipping and handling costs are recorded as cost of sales in the period incurred. Operating lease revenue is recognized over the contractual term of the lease on a straight-line basis.

The Company uses price discounts to adjust vehicle pricing in response to a number of market and product factors, including: pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition and consumer demand for the product. The Company may offer a variety of sales incentive programs at any given point in time, including: cash offers to dealers and consumers, lease subsidies which reduce the consumer's monthly lease payment or reduced financing rate programs offered to consumers. Lease subsidies and reduced financing programs have historically been offered to consumers through Chrysler Financial (see Note 19, Other Transactions with Related Parties).

The Company records the estimated cost of sales incentives programs offered to dealers and consumers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and consumers, as well as the expected modifications required to these programs in order for the dealers to sell their inventory. Subsequent adjustments to incentive programs related to vehicles previously sold to dealers are recognized as a reduction to revenue in the period the adjustment is determinable. For the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, incentive expense was $2.6 billion and $8.7 billion, respectively, and is included as a reduction to Revenues in the accompanying Consolidated Statements of Operations.

Sales under which the Company guarantees the minimum resale value of the product, such as in sales to certain rental car company customers, are accounted for similar to an operating lease in accordance with accounting guidance for revenue recognition on sales with a guaranteed minimum resale value. The guarantee of the resale value may take the form of an obligation by the Company to pay any deficiency between the proceeds the customer receives upon resale in an auction and the guaranteed amount or an obligation by the Company to reacquire the vehicle after a certain period of time at a set price. Gains or losses from resale of these vehicles are included in gross margin. The average guarantee period for these vehicles is approximately eight months.

The Company, through one of its Canadian subsidiaries has a vehicle lease portfolio known as "Gold Key Lease." These vehicles are leased to Canadian consumers and are accounted for as operating leases. Operating lease revenue is recognized over the contractual term of the lease on a straight-line basis. Initial direct costs are recorded as an adjustment to the carrying value of the leased assets and are amortized over the term of the lease on a straight-line basis. Refer to Note 7, Equipment on Operating Leases, Net, and Note 12, Financial Liabilities, for additional information regarding this portfolio.

The Company offers extended, separately priced warranty contracts for certain products. Revenues from these contracts are deferred and recognized in income over the contract period in proportion to the costs expected to be incurred based on historical information. In circumstances where there is insufficient historical information, income is recognized using the straight-line method. A loss on these contracts is recognized if the sum of expected costs for services under the contract exceeds unearned revenue.

Cost of Sales

Cost of sales includes material, labor and overhead costs incurred in the manufacturing and distribution of vehicles and parts. Overhead costs consist primarily of variable and fixed manufacturing costs, including depreciation and amortization expense, as well as wages and fringe benefits. Cost of sales also includes interest, depreciation and amortization expense related to the Gold Key Lease portfolio.

Stock Based Compensation

The Company has various compensation plans that provide for the granting of stock-based compensation to certain employees. The Company accounts for stock-based compensation plans in accordance with the accounting provisions set forth for share-based payments which require the Company to recognize stock-based compensation expense based on fair value. Compensation expense for equity-classified awards is measured at the grant date based on the fair value of the equity award using an option-pricing model. Liability-classified awards are remeasured to fair value at each balance sheet date until the award is settled. Compensation expense is recognized over the employee service period with an offsetting increase to contributed capital or accrued expenses and other liabilities depending on the nature of the award. The Company records stock-based compensation expense in selling, administrative and other expenses. No compensation expense was recognized for the Company's plans during the period from January 1, 2009 to June 9, 2009 and $8 million was recognized for the year ended December 31, 2008.

Product-Related Costs

Expenditures for research and development include material and personnel costs and are expensed as incurred. Research and development expenses were $452 million and $1,525 million for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively. Advertising, sales promotion and other product-related costs are expensed as incurred. For the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, advertising expense was $376 million and $1,380 million, respectively, which is included in Selling, Administrative and Other Expenses in the accompanying Consolidated Statements of Operations. The Company periodically initiates voluntary service and recall actions to address various customer satisfaction, safety and emissions issues related to vehicles it sells. The Company establishes reserves for product warranty, including the estimated cost of these service and recall actions, when the related sale is recognized. Costs associated with these actions are recorded in Cost of Sales in the accompanying Consolidated Statements of Operations. The estimated future costs of these actions are based primarily on prior experience. Refer to Note 10, Accrued Expenses and Other Liabilities, for additional information related to warranty reserves.

The Company reserves for estimated product liability costs arising from personal injuries alleged to be the result of product defects. The valuation of the reserve is actuarially determined based on, among other factors, the number of vehicles sold and previous product liability claims. The product liability reserve is included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. Costs associated with this reserve are recorded in Cost of Sales in the accompanying Consolidated Statements of Operations and any subsequent adjustments to the product liability reserve are recorded in the period in which the adjustment is determinable.

Restructuring Actions - Exit and Disposal Activities

The Company accounts for employee separation, exit and disposal activities in accordance with the relevant accounting guidance on these topics. Actions associated with restructuring plans include, but are not limited to, workforce reductions, capacity adjustments (plant closure or permanent shift eliminations) and product cancellations. Costs associated with these actions may include, but are not limited to, employee severance, accelerated post-employment benefits, relocation, contract termination and plant deactivation costs.

Post-employment benefits accrued for workforce reductions related to restructuring activities are recorded in the period when it is probable that employees will be laid off, which generally occurs when a plan meets the following criteria and is communicated to employees; (i) management, having authority to approve the action, commits to a plan of termination, (ii) the plan identifies the number of employees to be terminated, their location and job classifications or functions, as well as the expected completion date, (iii) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated and (iv) the actions required to complete the plan indicate that it is unlikely that significant changes to the plan will occur or that the plan will be withdrawn. Other associated costs such as relocation, contract termination and plant deactivations are recorded when the costs are incurred. However, in connection with the Recovery and Transformation Plan ("RTP") II, these types of costs were accrued at the time of the Cerberus Acquisition in accordance with the applicable purchase accounting guidance. Refer to Note 21, Restructuring Actions, for further discussion. Costs associated with actions which will exceed one year are reflected on a discounted basis. Restructuring reserves are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets and are reviewed quarterly for adequacy and any necessary adjustments are recorded in the period the adjustment is determinable.

Income Taxes

The Company is a single member limited liability company. As such, the Company is not a taxable entity for U.S. federal income tax purposes. Rather, federal taxable income or loss is included in its member's federal income tax returns. However, the Company's provision for income taxes includes federal, state and foreign income taxes for its corporate subsidiaries, as well as for certain U.S. states which impose income taxes upon non-corporate legal entities.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for net operating losses and tax credit carry forwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities as a result of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are recognized if it is more likely than not that the benefit from the deferred tax asset will not be realized. In addition, current income taxes include adjustments to accruals for uncertain tax positions and related interest expense or income.

Cash and Cash Equivalents

Highly liquid investments with original maturities of three months or less at the date of purchase are classified as cash equivalents.

Marketable Securities

The Company's investments in marketable securities are classified as either available-for-sale or trading, based upon management's intent and are accounted for at fair value. Unrealized gains and losses on trading securities, representing securities bought and held principally for the purpose of near term sales, are included in earnings. Unrealized gains and losses on available-for-sale securities are included as a component of accumulated other comprehensive income (loss) ("AOCI"), net of applicable income taxes, until realized. A decline in value of any available-for-sale security below cost, that is deemed to be other than temporary results in an impairment charge to earnings that reduces the carrying amount of the security to fair value establishing a new cost basis. Realized gains or losses are determined using the first-in, first-out ("FIFO") basis.

Allowance for Doubtful Accounts and Credit Losses

The Company maintains an allowance for doubtful accounts receivable. A provision for credit losses is charged against Selling, administrative and other expenses to maintain the allowance for doubtful accounts at an amount management believes adequate to absorb inherent credit losses that have been incurred as of the balance sheet date on the Company's receivables and retail vehicle leasing portfolio. Management periodically and systematically evaluates the adequacy of the allowance for doubtful accounts by reviewing historical credit loss experience, the value of the underlying collateral, delinquency statistics and other factors in the economy that are expected to have a specific impact on the credit losses incurred.

In determining the allowance and the related provision for credit losses, management considers four principal elements: (i) specific reserves based upon probable losses identified during the review of the portfolio, (ii) reserves established for other adversely rated receivables and vehicles and equipment leased, based on management's internal credit quality rating system, (iii) reserves for losses on homogeneous portfolios, which are established based principally on historical credit loss experience and (iv) additional reserves based on observable evidence, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the portfolio.

Inventories

Inventories are stated at the lower of cost or market. The cost of approximately 50 percent and 40 percent of inventories as of June 9, 2009 and December 31, 2008, respectively, was determined on a Last-In, First-Out ("LIFO") basis. The remainder of the cost of inventories was determined primarily on a specific identification basis. The measurement of inventories includes the direct costs of materials, labor, inbound transportation and indirect manufacturing costs.

Property, Plant and Equipment, Net and Equipment on Operating Leases, Net

Property, plant and equipment and equipment on operating leases are stated at cost less accumulated depreciation and amortization. The Company's fixed asset capitalization policy includes a $3,000 threshold for capitalization of individual assets. Depreciation and amortization is generally provided using the straight-line method over the estimated useful lives of the assets. Gains and losses upon disposal of leased vehicles and adjustments to reflect impairment of the vehicles' residual values are also included in depreciation expense. Under the terms of the Canadian Guaranteed Depreciation Program, leased vehicles are returned to the Company prior to being sold at auction. Upon return to the Company, the leased vehicle is reclassified from equipment on operating leases, net to inventory at the lower of cost or estimated fair value. Routine maintenance costs are expensed as incurred.

Residual Values

The Company has significant investments in the residual values of its vehicle leasing portfolios, which are included in equipment on operating leases, net. These residual values represent estimates of the fair value of the leased assets at the end of the contract terms and are initially recorded based on industry estimates. Realization of the residual values is dependent on the Company's future ability to market the vehicles for sale under the prevailing market conditions. Throughout the lease term, residual values are reviewed at least quarterly to determine that the estimates of the fair value of the assets at the end of the lease terms are appropriate. To the extent the expected value of the vehicle at lease termination changes, the Company will record adjustments to the expected residual value. Changes in the expected residual values are adjusted through additional or reduced depreciation or recognition of an impairment loss. These assumptions and related additional or reduced depreciation may change based on market conditions.

Impairment of Long-Lived Assets

Long-lived assets held and used (such as property, plant and equipment, equipment on operating leases and amortizable intangible assets) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of an asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the carrying amount of an asset or group of assets exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or group of assets exceeds the fair value of the asset or group of assets. When long-lived assets are considered held for sale, they are recorded at the lower of carrying amount or fair value less costs to sell, and depreciation ceases.

Goodwill and Intangible Assets

The Company accounts for goodwill in accordance with accounting guidance for goodwill and other intangible assets, which requires the Company to test goodwill for impairment at the reporting unit level at least annually or when significant events occur or when there are changes in circumstances that indicate the fair value is less than the carrying value. Such events could include, among others, a significant adverse change in the business climate, an unanticipated change in the competitive environment and a decision to change the operations of the Company. Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test is to compare the fair value of each of the Company's reporting units to the respective carrying value. The fair value is determined by estimating the present value of expected future cash flows for each of the reporting units in which goodwill is allocated. If the fair value of the reporting unit is greater than its carrying amount, no impairment exists and the second step of the test is not performed. If the carrying amount of the reporting unit is greater than the fair value, there is an indication that an impairment may exist and the second step of the test must be completed to measure the amount of the impairment. The second step of the test calculates the implied fair value of goodwill by deducting the fair value of assets and liabilities, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in the first step. The implied fair value of goodwill is then compared to the carrying value. If the implied fair value of goodwill is less than the carrying value, an impairment loss is recognized equal to the difference. Goodwill is evaluated for impairment annually as of July 1.

Intangible assets, other than goodwill, with a finite useful life are amortized over their respective estimated useful lives, which are reviewed by management each reporting period and whenever changes in circumstances indicate that the carrying value of the assets may not be recoverable. Any other recognized intangible assets determined to have an indefinite useful life are not amortized, but are instead tested for impairment. An impairment loss is recognized to the extent that the carrying amount exceeds the asset's fair value. Fair value is determined through various techniques including discounted cash flow models, which incorporate market based inputs and third party independent appraisals, as considered appropriate. Management also considers current and estimated economic trends and outlook.

Foreign Currency

The functional currency of the Company's Canadian and Mexican subsidiaries is the Canadian dollar and U.S. dollar, respectively. The functional currency of the majority of the Company's other international operations, notably the NSC's, is the local currency. The assets and liabilities of the Company's foreign operations where the functional currency is the local currency are translated into U.S. dollars using the exchange rate in effect as of the balance sheet date. Income statement amounts are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a component of AOCI. Translation gains and losses are included in earnings for those foreign subsidiaries where the functional currency is the U.S. dollar. Transaction gains and losses arising from fluctuations in currency exchange rates on transactions denominated in currencies other than the functional currency are recorded in earnings as incurred. Net foreign currency transaction gains were approximately $236 million and $48 million for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively, and are included in Revenues in the accompanying Consolidated Statements of Operations.

Derivative Financial Instruments

On January 1, 2009, the Company adopted the amended accounting guidance requiring enhanced disclosures regarding (i) how and why an entity uses derivative instruments, (ii) how derivative instruments and related hedged items are accounted for under existing U.S. GAAP and (iii) how derivative instruments and related hedged items affect an entity's financial position, performance and cash flows.

The Company uses derivative financial instruments to economically manage its exposure to global market risks, including the risk of changes in interest rates, foreign currency exchange rates and certain commodity prices. These financial exposures are managed in accordance with corporate policies and procedures. At the inception of a hedging relationship, the Company designates the derivative as a fair value hedge, a cash flow hedge or a non-hedging derivative instrument. The Company does not use derivative financial instruments for trading purposes. The Company has elected to apply the normal purchase and sales classification to certain physical commodity supply contracts which are entered into for use in production within a reasonable period of time during the normal course of business.

Fair value hedges include hedges of the fair value of a recognized asset or liability and certain foreign currency hedges. Cash flow hedges include hedges of the variability of cash flows to be received or paid related to forecasted transactions. Changes in the fair value of derivatives designated as fair value hedges, along with the change in fair value on the hedged asset or liability are recorded in earnings. Changes in the fair value of derivatives that are designated as cash flow hedges are recorded as a component of AOCI, net of income taxes. These amounts are subsequently reclassified into earnings as a component of the value of the forecasted transactions, in the same periods that the forecasted transactions affect earnings. The ineffective portions of fair value changes are recognized in the results of operations immediately.

For derivative instruments designated as hedges, the Company formally documents all relationships between hedging instruments and hedged items. This documentation includes the Company's risk management objective and strategy for undertaking various hedge transactions, as well as how hedge effectiveness will be assessed and how ineffectiveness will be measured. This process includes linking derivatives to specific assets and liabilities on the balance sheet. The Company also formally assesses, both at the hedge's inception and on a quarterly basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. This assessment is conducted using statistical regression analysis. When as a result of the quarterly assessment, it is determined that a derivative has ceased to be a highly effective hedge, the Company discontinues hedge accounting as of the beginning of the quarter in which such determination was made.

The Company discontinues hedge accounting prospectively when: (i) it is determined that a derivative is no longer highly effective in off-setting changes in cash flows of a hedged item, (ii) the derivative is discontinued as a hedge instrument because it is not probable that a forecasted transaction will occur or (iii) the derivative expires or is sold, terminated or exercised. When hedge accounting is discontinued because it is determined that the forecasted transactions will not occur, the derivative continues to be carried on the balance sheet at fair value, and gains and losses that were recorded in AOCI are recognized immediately in earnings. When a derivative instrument designated as a cash flow hedge is sold or terminated, the gain or loss included in AOCI at the date of sale or termination remains in AOCI. This amount is subsequently reclassified into income over the same period or periods during which the forecasted transaction affects income. The hedged item may be designated prospectively into a new hedging relationship with another derivative instrument. Refer to Note 18, Derivative Financial Instruments and Risk Management, for additional information.

Fair Value Measurements

Effective January 1, 2008, the Company adopted the accounting guidance for fair value measurements, with the exception of the Company electing to defer the adoption of provisions related to certain non-financial assets and non-financial liabilities measured at fair value except for those items that are recognized on a non-recurring basis until January 1, 2009. This guidance clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about fair value measurements. In determining fair value, the Company uses various valuation techniques and prioritizes the use of observable inputs. The availability of observable inputs varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded and other characteristics particular to the transaction. For many financial instruments, pricing inputs are readily available in the market, the valuation methodology used is widely accepted by market participants and the valuation does not require significant management judgment. For other financial instruments, pricing inputs are less observable in the marketplace and require management judgment. Unobservable inputs are inputs that reflect the Company's own assumption about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available in the marketplace. The three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 – Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 – Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Valuations based on unobservable inputs reflecting the Company's assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Refer to Note 17, Fair Value Measurements, for a detailed discussion of the use of observable and unobservable inputs.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation.

Note 3.  Summary of Significant Accounting Policies

Consolidation and Financial Statement Presentation

The consolidated financial statements include the accounts of our subsidiaries, certain variable interest entities ("VIEs") where we are the primary beneficiary and entities controlled by us. Related parties that are 20 percent to 50 percent owned and subsidiaries where control is expected to be temporary are accounted for under the equity method.

We continually evaluate our involvement with VIEs to determine whether we have variable interests and are the primary beneficiary of the VIE. Based on our evaluation, we identified transactions with, or variable interests in, certain VIEs. The financial results of the VIEs in which we are the primary beneficiary are included in the accompanying Consolidated Financial Statements in accordance with the accounting guidance for consolidations. Refer to Note 4, Variable Interest Entities, for additional information regarding our VIEs.

Recent Accounting Pronouncements

In December 2010, the Financial Accounting Standards Board ("FASB") issued an update to the guidance on the two-step goodwill impairment testing process for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform the second step of the goodwill impairment test if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. This guidance is effective for periods beginning after December 15, 2010 for public entities. We will comply with this guidance in connection with our goodwill impairment testing during 2011.

In May 2010, the FASB issued guidance that expanded the disclosure requirements for an enterprise that interacts with a country with multiple exchange rates. Specifically, in cases when the reported balance differs from the actual U.S. dollar ("USD") denominated balances, an enterprise should make disclosures that inform users of the financial statements as to the nature of these differences. We adopted this guidance on May 1, 2010. The adoption of this guidance did not have a material effect on our consolidated financial statements.

In January 2010, the FASB issued guidance that expanded the required disclosures about fair value measurements, which is described in further detail below under Fair Value Measurements. In particular, this guidance requires (i) separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and the reasons for such transfers, (ii) information about purchases, sales, issuances and settlements to be presented separately in the reconciliation for Level 3 fair value measurements, (iii) fair value measurement disclosures for each class of assets and liabilities and (iv) disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements for items that fall in either Level 2 or Level 3. We adopted this guidance as of January 1, 2010 and it did not have a material effect on our consolidated financial statements.

In October 2009, the FASB issued accounting guidance that amends the accounting for multiple-element arrangements. It addresses how to separate deliverables and measure and allocate consideration to one or more units of accounting. The overall consideration is allocated to each deliverable by establishing a selling price for each deliverable based on the following hierarchy of evidence: (i) vendor-specific objective evidence, (ii) other third party evidence or (iii) an estimate of the selling price of each deliverable in the arrangement. This guidance is effective for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. We adopted this guidance on January 1, 2011, and we are evaluating the potential impact on our consolidated financial position, results of operations and cash flows.

In June 2009, the FASB issued an amendment to the guidance related to the consolidation of VIEs. It requires periodic reassessments of whether an enterprise is the primary beneficiary of a VIE. Additionally, it amended the analysis a company performs when assessing whether or not it is the primary beneficiary of a VIE, as well as requiring enhanced disclosures about a company's involvement in VIEs. We adopted this guidance as of January 1, 2010 and it did not have a material effect on our consolidated financial position, results of operations or cash flows. Refer to Note 4, Variable Interest Entities, for additional information regarding our VIEs.

Use of Estimates

The preparation of our consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include, but are not limited to, goodwill, long-lived asset and indefinite-lived intangible asset impairment analyses, recoverability of investments in equipment on operating leases, warranty obligations, product liability accruals, sales incentive obligations, restructuring accruals, valuation of derivative instruments, valuation of deferred tax assets, obligations related to income taxes, employee benefit related obligations and the useful lives of property and equipment. Actual results could differ from those estimates. Future changes in economic conditions may have a significant effect on such estimates made by management. Management believes the following significant accounting policies affect its more significant estimates, judgments and assumptions used in the preparation of the consolidated financial statements.

Revenue Recognition

Revenue for sales of vehicles and service parts is recognized when persuasive evidence of an arrangement exists, the risks and rewards of ownership have transferred to the customer, delivery has occurred or services have been rendered, the price of the transaction is fixed and determinable and collectability is reasonably assured. For vehicles, this is generally when the vehicle is released to the carrier responsible for transporting vehicles to dealers. Revenues are recognized net of discounts, including but not limited to, cash sales incentives, customer bonuses and rebates granted. Shipping and handling costs are recorded as cost of sales in the period incurred. Operating lease revenue is recognized over the contractual term of the lease on a straight-line basis.

We use price discounts to adjust vehicle pricing in response to a number of market and product factors, including: pricing actions and incentives offered by competitors, economic conditions, the amount of excess industry production capacity, the intensity of market competition, consumer demand for the product and to support promotional campaigns. We may offer a variety of sales incentive programs at any given point in time, including: cash offers to dealers and retail customers and subvention programs offered to retail customers or lease subsidies, which reduce the retail customer's monthly lease payment. Incentive programs are generally brand, model and region specific for a defined period of time, which may be extended.

We record the estimated cost of sales incentive programs offered to dealers and retail customers as a reduction to revenue at the time of sale to the dealer. This estimated cost represents the incentive programs offered to dealers and retail customers, as well as the expected modifications to these programs in order to facilitate sales of the dealer inventory. Subsequent adjustments to incentive programs related to vehicles previously sold to dealers are recognized as an adjustment to revenue in the period the adjustment is determinable. For the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009, incentive expense was $7.0 billion and $3.2 billion, respectively, and is included as a reduction to Revenues, Net in the accompanying Consolidated Statements of Operations.

Vehicle sales through our Guaranteed Depreciation Program ("GDP"), under which we bear residual value risk by guaranteeing or otherwise assuming responsibility for the minimum resale value of the vehicle are accounted for similar to an operating lease and rental income is recognized over the contractual term of the lease on a straight line basis. Gains or losses from the resale of these vehicles are included within gross margin. Cash flows associated with this program are included within Cash Flows From Operating Activities in the accompanying Consolidated Statements of Cash Flows.

In connection with the 363 Transaction, we, through Chrysler Canada, assumed a vehicle lease portfolio known as "Gold Key Lease". These vehicles are leased to Canadian consumers and are accounted for as operating leases. Operating lease revenue is recognized over the contractual term of the lease on a straight-line basis. Initial direct costs are recorded as an adjustment to the carrying value of the leased assets and are amortized over the term of the lease on a straight-line basis. We are currently winding down our Gold Key Lease vehicle lease program, and do not anticipate to add additional vehicles to the portfolio. Refer to Note 8, Equipment on Operating Leases, Net, and Note 12, Financial Liabilities, for additional information related to this portfolio.

We offer extended, separately priced, warranty and maintenance service contracts for certain products. Revenues from these contracts are deferred and recognized as revenue over the contract period in proportion to the costs expected to be incurred based on historical information. In circumstances where there is insufficient historical information, revenue is recognized using the straight-line method. A loss on these contracts is recognized if the sum of the expected costs for services under the contract exceeds unearned revenue.

Cost of Sales

Cost of sales includes material, labor and overhead costs incurred in the manufacturing and distribution of vehicles and parts. Overhead costs consist primarily of variable and fixed manufacturing costs, including depreciation and amortization expense, as well as wages and fringe benefits. Cost of sales also includes product

-related costs, which are described below under Product-Related Costs, along with interest, depreciation and amortization expense related to the Gold Key Lease portfolio, as well as depreciation expense related to our GDP vehicles.

Stock-Based Compensation

We have various compensation plans that provide for the granting of stock-based compensation to certain employees and directors. Certain of our plans are subject to approval by the U.S. Treasury's Office of the Special Master for Troubled Asset Relief Program ("TARP") Executive Compensation (the "Special Master"). We account for stock-based compensation plans in accordance with the accounting guidance set forth for share-based payments, which requires us to recognize stock-based compensation expense based on fair value. Compensation expense for equity-classified awards is measured at the grant date based on the fair value of the award using a discounted cash flow methodology. For those awards with post-vesting contingencies, we apply an adjustment to account for the probability of meeting the contingencies. Liability-classified awards are remeasured to fair value at each balance sheet date until the award is settled. Compensation expense is recognized over the employee service period with an offsetting increase to contributed capital or accrued expenses and other liabilities depending on the nature of the award. If awards contain certain performance conditions in order to vest, we recognize the cost of the award when achievement of the performance condition is probable. Costs related to plans with graded vesting are generally recognized using the graded vesting method. We record stock-based compensation expense in Selling, Administrative and Other Expenses in the accompanying Consolidated Statements of Operations.

Product-Related Costs

Expenditures for research and development include material and personnel costs and are expensed as incurred. Research and development expenses were $1,500 million and $626 million for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively. Advertising, sales promotion and other product-related costs are also expensed as incurred. For the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, advertising expense was $1,721 million and $677 million, respectively, and is included in Selling, Administrative and Other Expenses in the accompanying Consolidated Statements of Operations.

We periodically initiate voluntary service and recall actions to address various customer satisfaction, safety and emissions issues related to vehicles we sell. We establish reserves for product warranties, including the estimated cost of these service and recall actions, when the related sale is recognized. Refer to Note 11, Accrued Expenses and Other Liabilities, for additional information related to warranty reserves. The estimated future costs of these actions are based primarily on historical claims experience for our vehicles. Costs associated with these actions are recorded in Cost of Sales in the accompanying Consolidated Statements of Operations.

We reserve for estimated product liability costs arising from personal injuries alleged to be the result of product defects. The valuation of the reserve is actuarially determined on an annual basis based on, among other factors, the number of vehicles sold and product liability claims incurred. The product liability reserve is included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets. Costs associated with this reserve are recorded in Cost of Sales in the accompanying Consolidated Statements of Operations and any subsequent adjustments to the product liability reserve are recorded in the period in which the adjustment is determinable.

Restructuring Actions – Exit and Disposal Activities

We account for employee separation, exit and disposal activities in accordance with the relevant accounting guidance on these topics. Actions associated with restructuring plans include, but are not limited to, workforce reductions, capacity adjustments (plant closure or permanent shift eliminations), product cancellations and international distribution network realignments. Costs associated with these actions may include, but are not limited to, employee severance, accelerated post-employment benefits, relocations, contract terminations, plant deactivations and legal claims.

Post-employment benefits accrued for workforce reductions related to restructuring activities are recorded in the period when it is probable that employees will be terminated, which generally occurs when a plan meets the following criteria and is communicated to employees: (i) management, having authority to approve the action, commits to a plan of termination, (ii) the plan identifies the number of employees to be terminated, their location and job classifications or functions, as well as the expected completion date, (iii) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated and (iv) the actions required to complete the plan indicate that it is unlikely that significant changes to the plan will occur or that the plan will be withdrawn. Other associated costs such as relocations, contract terminations and plant deactivations are recorded when the costs are incurred. Costs associated with actions which will exceed one year are reflected on a discounted basis. Restructuring reserves are included in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets and are reviewed quarterly for adequacy and any necessary adjustments are recorded in the period the adjustment is determinable.

Income Taxes

We are a limited liability company classified as a partnership entity for U.S. federal income tax purposes. As such, we are not a taxable entity for U.S. federal income tax purposes. Rather, federal taxable income or loss is included in the respective federal income tax returns of our members. However, our provision for income taxes includes foreign taxes for our corporate subsidiaries, as well as for certain U.S. states which impose income taxes upon non-corporate legal entities.

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for net operating loss and tax credit carry forwards and the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and the respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances on deferred tax assets are recognized if it is more likely than not that the benefit from the deferred tax asset will not be realized. In addition, current income taxes include adjustments to accruals for uncertain tax positions and related interest expense or income.

Cash and Cash Equivalents

Highly liquid investments with original maturities of three months or less at the date of purchase are classified as cash equivalents.

Marketable Securities

Our investments in marketable securities are classified as available-for-sale based upon management's intent and are accounted for at fair value. Unrealized gains and losses on available-for-sale securities are included as a component of accumulated other comprehensive income (loss) ("AOCI"), net of applicable income taxes, until realized. A decline in value of any available-for-sale security below cost, that is deemed to be other than temporary, results in an impairment charge to earnings that reduces the carrying amount of the security to fair value, establishing a new cost basis. Realized gains or losses are determined on a specific identification basis.

Allowance for Doubtful Accounts

We maintain an allowance for doubtful accounts as a contra asset to our accounts receivable balances. A provision for probable losses is charged against selling, administrative and other expenses to maintain the allowance for doubtful accounts at an amount management believes represents the best estimate of probable losses related to specifically identified receivables as well as probable losses inherent in all other receivables as of the balance sheet date. Management periodically and systematically evaluates the adequacy of the allowance for doubtful accounts by reviewing historical loss experience, delinquency statistics and other factors in the economy that are expected to have an impact on the losses incurred, in addition to specifically identified probable losses.

Inventories

Inventories are stated at the lower of cost or market. The cost for a substantial portion of finished product inventories was determined primarily on a specific identification basis. The cost of other inventories is determined on a first-in, first-out ("FIFO") basis. The measurement of inventories includes the direct costs of materials, labor, inbound transportation and indirect manufacturing costs.

Property, Plant and Equipment, Net and Equipment on Operating Leases, Net

Property, plant and equipment and equipment on operating leases are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are generally provided using the straight-line method over the estimated useful lives of the assets. Gains and losses upon disposal of leased vehicles and adjustments to reflect impairment of the vehicles' residual values are also included in depreciation expense. Under the terms of the Canadian Guaranteed Depreciation Program, leased vehicles are repurchased by us prior to being sold at auction. Upon our repurchase, the leased vehicle is reclassified from equipment on operating leases, net to inventory at the lower of cost or estimated fair value. Routine maintenance costs are expensed as incurred.

Residual Values

We have significant investments in the residual values of our vehicle lease portfolios which are included in equipment on operating leases, net. These residual values represent estimates of the fair value of the leased assets at the end of the contract terms and are initially recorded based on industry estimates. Realization of the residual values is dependent on our future ability to market the vehicles for sale under the prevailing market conditions. Throughout the lease term, residual values are reviewed at least quarterly to determine whether the estimates of the fair value of the assets at the end of the lease terms are appropriate. To the extent the expected value of the vehicle at lease termination changes, we record adjustments to the expected residual value. Changes in the expected residual values are adjusted through additional or reduced depreciation or recognition of an impairment loss. These assumptions and related additional or reduced depreciation may change based on market conditions.

Impairment of Long-Lived Assets

Long-lived assets held and used (such as property, plant and equipment, and equipment on operating leases) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of an asset or asset group to be held and used is measured by a comparison of the carrying amount of an asset or asset group to the estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the carrying amount of an asset or asset group exceeds its estimated undiscounted future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset or group of assets exceeds the fair value of the asset or group of assets. No impairment indicators were identified during the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009. As such, no impairment charges were recognized during the respective periods. When long-lived assets are considered held for sale, they are recorded at the lower of carrying amount or fair value less costs to sell, and depreciation ceases.

Goodwill and Other Intangible Assets

We account for goodwill in accordance with the accounting guidance related to intangibles and goodwill, which requires us to test goodwill for impairment at the reporting unit level at least annually and when significant events occur or there are changes in circumstances that indicate the fair value is less than the carrying value. Such events could include, among others, a significant adverse change in the business climate, an unanticipated change in the competitive environment and a decision to change the operations of the Company. We have one operating segment, which is also our only reporting unit.

Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test is to compare the fair value of our reporting unit to its carrying value. The fair value is determined by estimating the present value of expected future cash flows for the reporting unit. If the fair value of the reporting unit is greater than its carrying amount, no impairment exists and the second step of the test is not performed. If the carrying amount of the reporting unit is greater than the fair value, there is an indication that an impairment may exist and the second step of the test must be completed to measure the amount of the impairment. The second step of the test calculates the implied fair value of goodwill by assigning the fair value of a reporting unit to all of the assets and liabilities of that unit as if the reporting unit had been acquired in a business combination. The implied fair value is then compared to the carrying value. If the implied fair value of goodwill is less than the carrying value, an impairment loss is recognized equal to the difference. Goodwill is evaluated for impairment annually as of October 1, and no impairments have been recognized for the year ended December 31, 2010 and the period from June 10, 2009 to December 31, 2009.

Intangible assets with a finite useful life are amortized over their respective estimated useful lives, which are reviewed by management each reporting period and whenever changes in circumstances indicate that the carrying value of the assets may not be recoverable. Other intangible assets determined to have an indefinite useful life are not amortized, but are instead tested for impairment annually. An impairment loss is recognized to the extent that the carrying amount exceeds the asset's fair value. Management estimates fair value through various techniques including discounted cash flow models, which incorporate market based inputs, and third party independent appraisals, as considered appropriate. Management also considers current and estimated economic trends and outlook.

Foreign Currency

The functional currency of our Mexican and Venezuelan subsidiaries is the USD. The functional currency of our other international operations, notably our Canadian subsidiaries and NSCs, is the local currency. The assets and liabilities of our foreign operations where the functional currency is the local currency are translated into USD using the exchange rate in effect as of the balance sheet date. Income statement amounts are translated at the average exchange rate prevailing during the period. The resulting translation adjustments are recorded as a component of AOCI. Foreign currency exchange gains and losses arising from fluctuations in currency exchange rates on transactions and balances denominated in currencies other than the functional currency are recorded in earnings as incurred and are included in Revenues, Net in the accompanying Consolidated Statements of Operations. For the year ended December 31, 2010, net foreign currency transaction losses were $30 million. For the period from June 10, 2009 to December 31, 2009, net foreign currency transaction gains were $21 million. Refer to Note 22, Venezuelan Currency Devaluation, for additional information related to the currency devaluation in Venezuela.

Fair Value Measurements

The measurement of fair value is based on a three-tier hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as cash and cash equivalents, restricted cash and marketable securities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument and can be derived from observable data. Instruments in this category include non-exchange-traded derivatives such as over-the-counter currency and commodity forwards and swap contracts.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value. At each balance sheet date, we perform an analysis of all instruments subject to fair value measurement and include in Level 3 all of those whose fair value is based on significant unobservable inputs. Instruments in this category include non-exchange traded derivatives such as over-the-counter commodity option and swap contracts.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of assets and liabilities and their placement within the fair value hierarchy.

Refer to Note 15, Fair Value Measurements, for a detailed discussion of the use of observable and unobservable inputs.

As part of the process of measuring the fair value of liabilities (including liabilities assumed as part of the 363 Transaction), we considered the non-performance risk related to that liability, which includes our credit risk. The effect of our credit risk on the fair value of the liability may differ depending on whether the liability is an obligation to deliver cash versus goods or services, as well as the terms of the credit enhancements related to the liability.